Income taxes (Schedule of detailed information about effective income tax expense recovery) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (1,245,393)	$ (2,832,864)	$ (2,362,239)
Statutory tax rate	26.50%	26.50%	26.50%
Expected income tax recovery	$ (330,029)	$ (750,709)	$ (625,993)
Non-deductible expenses and other items	143,550	270,610	182,056
Effect of exchange rate on deferred tax assets carried forward and other	38,037	4,269	225,846
Effect of higher tax rates in foreign jurisdictions	0	0	0
Change in deferred tax assets not recognized	148,442	475,830	218,091
Current tax expense (income)	$ 0	$ 0	$ 0